Other comprehensive income (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (2,523)
Other comprehensive (loss) income before reclassifications	440
Amounts reclassified from OCI	66
Total other comprehensive income (loss), net of tax	506	(125)	(902)
Less: Amounts attributable to noncontrolling interests	(5)
Balance at the end of the period	(2,012)	(2,523)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(580)
Other comprehensive (loss) income before reclassifications	141
Total other comprehensive income (loss), net of tax	141
Less: Amounts attributable to noncontrolling interests	(8)
Balance at the end of the period	(431)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	24
Other comprehensive (loss) income before reclassifications	(4)
Amounts reclassified from OCI	(13)
Total other comprehensive income (loss), net of tax	(17)
Balance at the end of the period	7
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(2,004)
Other comprehensive (loss) income before reclassifications	275
Amounts reclassified from OCI	122
Total other comprehensive income (loss), net of tax	397
Less: Amounts attributable to noncontrolling interests	3
Balance at the end of the period	(1,610)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	37
Other comprehensive (loss) income before reclassifications	28
Amounts reclassified from OCI	(43)
Total other comprehensive income (loss), net of tax	(15)
Balance at the end of the period	$ 22